Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.40%
Australia–1.71%
Ampol Ltd.	249	$5,454
APA Group	849	4,401
ASX Ltd.	141	6,007
BlueScope Steel Ltd.	568	8,248
Brambles Ltd.	1,106	11,275
Cochlear Ltd.	63	14,235
CSL Ltd.	455	92,348
Goodman Group	1,623	37,469
GPT Group (The)	2,682	8,169
James Hardie Industries PLC, CDI(a)	421	15,124
Mineral Resources Ltd.	120	4,292
Northern Star Resources Ltd.	832	7,722
Orica Ltd.	658	7,743
Pilbara Minerals Ltd.	1,913	3,698
QBE Insurance Group Ltd.	1,449	17,101
Suncorp Group Ltd.	1,096	12,752
Transurban Group	2,817	24,040
WiseTech Global Ltd.	129	8,083
		288,161
Austria–0.06%
Mondi PLC	279	5,455
Verbund AG	64	5,139
		10,594
Belgium–0.13%
Ageas S.A./N.V.	162	7,734
KBC Group N.V.	189	14,618
		22,352
Canada–3.38%
Agnico Eagle Mines Ltd.	492	37,962
Bank of Nova Scotia (The)	1,140	53,233
Canadian National Railway Co.	525	60,776
Canadian Tire Corp. Ltd., Class A	82	8,421
CGI, Inc., Class A(a)	122	13,911
Dollarama, Inc.	277	25,967
Fortis, Inc.	514	21,488
Gildan Activewear, Inc.	175	7,126
Metro, Inc.	148	8,814
National Bank of Canada	333	27,853
Nutrien Ltd.	462	23,695
Open Text Corp.	177	5,579
Parkland Corp.	170	4,769
Pembina Pipeline Corp.	563	21,820
RB Global, Inc.	162	12,906
Saputo, Inc.	375	8,618
Shopify, Inc., Class A(a)	1,236	75,701
Sun Life Financial, Inc.	533	26,460
TELUS Corp.	493	7,959
Toronto-Dominion Bank (The)	1,810	106,884
WSP Global, Inc.	70	11,628
		571,570
Shares		Value
China–0.67%
NXP Semiconductors N.V.	251	$66,053
Prosus N.V.(a)	1,349	47,058
		113,111
Denmark–2.86%
Novo Nordisk A/S, Class B	3,140	416,028
Novonesis (Novozymes) B, Class B	326	20,752
Orsted A/S(a)(b)	141	8,404
Pandora A/S	85	13,324
Vestas Wind Systems A/S(a)	980	24,252
		482,760
Finland–0.50%
Elisa OYJ	152	7,077
Kesko OYJ, Class B	349	6,313
Kone OYJ, Class B	255	13,021
Metso OYJ	479	4,867
Neste OYJ	307	6,196
Sampo OYJ	318	13,940
Stora Enso OYJ, Class R	489	6,113
UPM-Kymmene OYJ	498	16,472
Wartsila OYJ Abp	507	10,477
		84,476
France–2.20%
AXA S.A.	1,784	62,636
Cie Generale des Etablissements Michelin S.C.A.	665	26,327
Credit Agricole S.A.	1,006	15,267
Danone S.A.	618	40,148
Hermes International S.C.A.	33	72,116
Publicis Groupe S.A.	187	19,522
Rexel S.A.	271	6,885
Schneider Electric SE	533	128,472
		371,373
Germany–1.24%
adidas AG	155	38,843
Deutsche Boerse AG	179	36,654
GEA Group AG	124	5,475
Henkel AG & Co. KGaA, Preference Shares	224	19,161
LEG Immobilien SE	80	6,979
Merck KGaA	123	21,977
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	134	65,998
Puma SE	145	7,195
Zalando SE(a)(b)	295	7,559
		209,841
Hong Kong–0.53%
AIA Group Ltd.	11,200	74,915
Hang Seng Bank Ltd.	600	7,348
MTR Corp. Ltd.	2,000	6,470
		88,733
Ireland–0.06%
Kerry Group PLC, Class A	110	10,285

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Italy–0.38%
Assicurazioni Generali S.p.A.	958	$24,796
Coca-Cola HBC AG(a)	239	8,721
FinecoBank Banca Fineco S.p.A.	393	6,672
Mediobanca Banca di Credito Finanziario S.p.A.	460	7,467
Moncler S.p.A.	141	8,407
Poste Italiane S.p.A.(b)	601	8,136
		64,199
Japan–6.19%
Ajinomoto Co., Inc.	400	16,474
Asahi Kasei Corp.	900	6,490
Bridgestone Corp.	500	20,387
Concordia Financial Group Ltd.	1,400	8,824
Daikin Industries Ltd.	300	43,502
Daiwa Securities Group, Inc.	1,100	9,082
FANUC Corp.	900	26,682
Fujitsu Ltd.	1,800	32,688
Hitachi Ltd.	4,500	97,230
Hoya Corp.	300	37,590
IBIDEN Co. Ltd.	300	11,629
JFE Holdings, Inc.	400	5,859
Kao Corp.	400	17,516
KDDI Corp.	1,400	42,126
Kubota Corp.	900	12,939
LY Corp.	3,300	8,256
MatsukiyoCocokara & Co.	600	9,785
Mitsubishi Chemical Group Corp.	1,500	8,859
Mitsubishi Estate Co. Ltd.	1,100	18,748
Mitsui Chemicals, Inc.	300	8,674
NEC Corp.	200	17,311
Nitto Denko Corp.	200	17,367
Nomura Research Institute Ltd.	300	9,262
Omron Corp.	300	11,128
Oriental Land Co. Ltd.	1,000	28,629
ORIX Corp.	1,200	29,028
Pan Pacific International Holdings Corp.	300	7,827
Rakuten Group, Inc.(a)	1,700	9,973
Renesas Electronics Corp.	1,400	24,113
SECOM Co. Ltd.	200	12,771
Seiko Epson Corp.	500	8,655
Sekisui House Ltd.	400	10,023
SG Holdings Co. Ltd.	800	8,135
Shiseido Co. Ltd.	300	9,375
SoftBank Corp.	2,700	35,221
Sompo Holdings, Inc.	800	18,242
Sony Group Corp.	1,200	106,582
Sumitomo Metal Mining Co. Ltd.	300	9,148
Sumitomo Mitsui Financial Group, Inc.	1,200	86,655
Sysmex Corp.	500	8,186
T&D Holdings, Inc.	400	7,498
TDK Corp.	300	20,929
Tokio Marine Holdings, Inc.	1,900	74,543
Toray Industries, Inc.	1,700	8,838
Unicharm Corp.	400	13,400
Yamaha Motor Co. Ltd.	900	8,381
		1,044,560
Netherlands–2.60%
Akzo Nobel N.V.	144	8,904
Shares		Value
Netherlands–(continued)
ASML Holding N.V.	385	$358,501
Koninklijke Ahold Delhaize N.V.	728	23,452
Koninklijke KPN N.V.	2,176	8,574
Wolters Kluwer N.V.	237	39,676
		439,107
New Zealand–0.03%
Meridian Energy Ltd.	1,313	5,088
Norway–0.20%
DNB Bank ASA	692	14,297
Mowi ASA	457	7,713
Orkla ASA	740	6,245
Telenor ASA	492	5,866
		34,121
Singapore–0.14%
CapitaLand Ascendas REIT	4,100	8,370
CapitaLand Integrated Commercial Trust	4,600	7,185
CapitaLand Investment Ltd.	3,800	7,705
		23,260
Spain–0.29%
Amadeus IT Group S.A.	431	28,386
Cellnex Telecom S.A.(b)	426	14,858
Redeia Corp. S.A.	322	5,717
		48,961
Sweden–0.32%
Boliden AB	242	7,401
Essity AB, Class B	400	11,247
Svenska Cellulosa AB S.C.A., Class B	423	5,750
Svenska Handelsbanken AB, Class A	1,460	14,737
Tele2 AB, Class B	579	5,961
Telia Co. AB	3,275	9,518
		54,614
Switzerland–1.95%
ABB Ltd.	1,449	80,429
DSM-Firmenich AG	178	22,725
Givaudan S.A.	9	44,155
Julius Baer Group Ltd.	139	7,607
Kuehne + Nagel International AG, Class R(a)	37	11,470
Lonza Group AG	72	47,946
SGS S.A.	100	10,933
SIG Group AG(a)	382	8,022
Sonova Holding AG, Class A	38	11,648
Zurich Insurance Group AG	152	83,565
		328,500
United Kingdom–2.91%
3i Group PLC	937	37,696
Admiral Group PLC	182	6,450
Associated British Foods PLC	251	8,013
Barratt Developments PLC	1,232	8,337
Berkeley Group Holdings PLC (The)	72	4,700
Burberry Group PLC	561	5,614
Croda International PLC	84	4,367
DCC PLC	66	4,547
Informa PLC	982	10,974
Intertek Group PLC	89	5,779
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United Kingdom–(continued)
J Sainsbury PLC	1,618	$5,738
Kingfisher PLC	1,562	5,553
Land Securities Group PLC	957	7,826
Legal & General Group PLC	4,006	11,948
M&G PLC	3,152	8,607
National Grid PLC	4,458	56,564
Pearson PLC	540	7,327
RELX PLC	1,950	92,035
Schroders PLC	1,137	5,746
Segro PLC	825	9,711
SSE PLC	1,004	24,299
Taylor Wimpey PLC	4,296	8,808
Unilever PLC	2,458	151,056
		491,695
United States–68.05%
Adobe, Inc.(a)	441	243,278
Agilent Technologies, Inc.	288	40,723
Allegion PLC	65	8,893
Ally Financial, Inc.	283	12,738
American Express Co.	571	144,486
American Tower Corp.	441	97,196
American Water Works Co., Inc.	191	27,191
Ameriprise Financial, Inc.	102	43,867
Amgen, Inc.	523	173,882
Annaly Capital Management, Inc.	329	6,550
Applied Materials, Inc.	794	168,487
Aptiv PLC(a)	264	18,319
Atmos Energy Corp.	146	18,670
Autodesk, Inc.(a)	200	49,504
Automatic Data Processing, Inc.	407	106,886
Avantor, Inc.(a)	645	17,254
Axon Enterprise, Inc.(a)	70	21,001
Baker Hughes Co., Class A	975	37,752
Ball Corp.	305	19,468
Bank of New York Mellon Corp. (The)	741	48,217
Best Buy Co., Inc.	174	15,054
Biogen, Inc.(a)	140	29,848
BlackRock, Inc.	150	131,475
Booking Holdings, Inc.	34	126,310
Broadridge Financial Solutions, Inc.	114	24,396
Bunge Global S.A.	100	10,523
C.H. Robinson Worldwide, Inc.	102	9,083
CarMax, Inc.(a)	122	10,302
Carrier Global Corp.	712	48,494
CBRE Group, Inc., Class A(a)	295	33,249
Centene Corp.(a)	527	40,537
Cheniere Energy, Inc.	228	41,642
Church & Dwight Co., Inc.	244	23,914
Cigna Group (The)	287	100,068
Clorox Co. (The)	118	15,568
CMS Energy Corp.	283	18,338
CNH Industrial N.V.	790	8,414
Coca-Cola Co. (The)	4,002	267,093
Conagra Brands, Inc.	436	13,220
Consolidated Edison, Inc.	349	34,034
Cooper Cos., Inc. (The)	191	17,826
CRH PLC	653	55,542
Crown Castle, Inc.	383	42,161
Shares		Value
United States–(continued)
Cummins, Inc.	135	$39,393
D.R. Horton, Inc.	265	47,681
Danaher Corp.	688	190,631
DaVita, Inc.(a)	71	9,700
Dayforce, Inc.(a)	96	5,691
Deckers Outdoor Corp.(a)	25	23,066
Dick’s Sporting Goods, Inc.	43	9,303
Discover Financial Services	219	31,534
Dover Corp.	134	24,691
Ecolab, Inc.	241	55,596
Edwards Lifesciences Corp.(a)	575	36,254
Electronic Arts, Inc.	249	37,584
Elevance Health, Inc.	231	122,899
EMCOR Group, Inc.	31	11,639
Equinix, Inc.	87	68,751
Essential Utilities, Inc.	215	8,740
Eversource Energy	332	21,550
Exelon Corp.	969	36,047
Expeditors International of Washington, Inc.	125	15,603
FactSet Research Systems, Inc.	28	11,567
Ferguson PLC	198	44,085
Fidelity National Information Services, Inc.	571	43,870
Fiserv, Inc.(a)	610	99,778
Fortive Corp.	335	24,070
Fortune Brands Innovations, Inc.	97	7,839
Fox Corp., Class A	278	10,575
GE HealthCare Technologies, Inc.	377	31,906
General Mills, Inc.	552	37,061
Gilead Sciences, Inc.	1,289	98,041
Graco, Inc.	145	12,332
Halliburton Co.	850	29,478
Hartford Financial Services Group, Inc. (The)	292	32,389
HCA Healthcare, Inc.	193	70,069
Henry Schein, Inc.(a)	98	7,050
Hologic, Inc.(a)	235	19,178
Home Depot, Inc. (The)	962	354,170
Huntington Bancshares, Inc.	1,368	20,452
IDEX Corp.	55	11,466
IDEXX Laboratories, Inc.(a)	77	36,661
Illinois Tool Works, Inc.	314	77,646
Ingersoll Rand, Inc.	399	40,060
Insulet Corp.(a)	51	9,912
Intel Corp.	4,181	128,524
International Flavors & Fragrances, Inc.	246	24,472
International Paper Co.	309	14,362
Interpublic Group of Cos., Inc. (The)	296	9,522
Intuit, Inc.	276	178,669
IQVIA Holdings, Inc.(a)	143	35,211
Iron Mountain, Inc.	280	28,717
J.B. Hunt Transport Services, Inc.	76	13,159
Johnson Controls International PLC	653	46,716
Kellanova	248	14,421
KeyCorp	751	12,114
Keysight Technologies, Inc.(a)	131	18,284
Knight-Swift Transportation Holdings, Inc.	169	9,199
Labcorp Holdings, Inc.(a)	82	17,666
Lam Research Corp.	129	118,840
Lamb Weston Holdings, Inc.	96	5,762
Lennox International, Inc.	31	18,089
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
LKQ Corp.	217	$9,006
Lowe’s Cos., Inc.	576	141,414
lululemon athletica, inc.(a)	104	26,901
LyondellBasell Industries N.V., Class A	174	17,306
MarketAxess Holdings, Inc.	35	7,824
Marsh & McLennan Cos., Inc.	495	110,172
McCormick & Co., Inc.	174	13,400
Mettler-Toledo International, Inc.(a)	18	27,379
Molina Healthcare, Inc.(a)	57	19,452
Moody’s Corp.	161	73,493
Nasdaq, Inc.	326	22,064
Newmont Corp.	1,113	54,615
Northern Trust Corp.	147	13,032
NVIDIA Corp.	23,680	2,771,034
Old Dominion Freight Line, Inc.	189	39,724
ONEOK, Inc.	564	46,998
Owens Corning	83	15,470
Paychex, Inc.	254	32,517
Paylocity Holding Corp.(a)	59	8,854
Pentair PLC	122	10,720
PepsiCo, Inc.	1,341	231,550
Phillips 66	432	62,847
PNC Financial Services Group, Inc. (The)	395	71,534
Pool Corp.	31	11,595
PPG Industries, Inc.	225	28,571
Principal Financial Group, Inc.	133	10,841
Progressive Corp. (The)	578	123,761
Prudential Financial, Inc.	360	45,115
Quanta Services, Inc.	141	37,419
Quest Diagnostics, Inc.	94	13,376
Raymond James Financial, Inc.	130	15,080
Regions Financial Corp.	721	16,129
Repligen Corp.(a)	36	6,025
Rivian Automotive, Inc., Class A(a)	496	8,139
Rockwell Automation, Inc.	108	30,094
S&P Global, Inc.	317	153,659
SBA Communications Corp., Class A	93	20,417
Sempra	585	46,835
Solventum Corp.(a)	145	8,538
State Street Corp.	266	22,602
Steel Dynamics, Inc.	120	15,986
STERIS PLC	95	22,682
Shares		Value
United States–(continued)
Swiss Re AG	291	$35,875
Synchrony Financial	374	18,995
Take-Two Interactive Software, Inc.(a)	166	24,988
Targa Resources Corp.	206	27,868
Teleflex, Inc.	38	8,395
Tesla, Inc.(a)	2,746	637,264
Texas Instruments, Inc.	888	180,983
Toro Co. (The)	103	9,860
Tractor Supply Co.	104	27,385
Trane Technologies PLC	223	74,544
Travelers Cos., Inc. (The)	219	47,400
Truist Financial Corp.	1,221	54,566
U.S. Bancorp	1,416	63,550
Ulta Beauty, Inc.(a)	38	13,866
United Rentals, Inc.	65	49,211
Valero Energy Corp.	323	52,236
Veralto Corp.	196	20,886
Verizon Communications, Inc.	4,095	165,929
W.W. Grainger, Inc.	44	42,980
Walt Disney Co. (The)	1,790	167,705
Waters Corp.(a)	57	19,168
West Pharmaceutical Services, Inc.	72	22,044
Williams-Sonoma, Inc.	102	15,777
Willis Towers Watson PLC	73	20,606
Workday, Inc., Class A(a)	191	43,380
Xylem, Inc.	240	32,040
Zimmer Biomet Holdings, Inc.	203	22,604
Zoetis, Inc.	473	85,159
		11,490,622
Total Common Stocks & Other Equity Interests (Cost $13,553,807)		16,277,983
Money Market Funds–2.66%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	157,605	157,605
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	292,442	292,442
Total Money Market Funds (Cost $450,047)		450,047
TOTAL INVESTMENTS IN SECURITIES—99.06% (Cost $14,003,854)		16,728,030
OTHER ASSETS LESS LIABILITIES–0.94%		158,307
NET ASSETS–100.00%		$16,886,337
Investment Abbreviations:
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $38,957, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$101,258	$1,986,427	$(1,930,080)	$-	$-	$157,605	$7,236
Invesco Liquid Assets Portfolio, Institutional Class	72,065	1,413,753	(1,485,825)	(15)	22	-	5,145
Invesco Treasury Portfolio, Institutional Class	115,723	2,391,434	(2,214,715)	-	-	292,442	8,363
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	118,188	667,081	(785,269)	-	-	-	336*
Invesco Private Prime Fund	303,993	1,713,300	(2,017,312)	(26)	45	-	860*
Total	$711,227	$8,171,995	$(8,433,201)	$(41)	$67	$450,047	$21,940

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	3	September-2024	$339,960	$223	$223

(a)	Futures contracts collateralized by $28,138 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$288,161	$—	$288,161
Austria	—	10,594	—	10,594
Belgium	—	22,352	—	22,352
Canada	571,570	—	—	571,570
China	66,053	47,058	—	113,111
Denmark	—	482,760	—	482,760
Finland	—	84,476	—	84,476
France	—	371,373	—	371,373
Germany	—	209,841	—	209,841
Hong Kong	—	88,733	—	88,733
Ireland	—	10,285	—	10,285
Italy	—	64,199	—	64,199
Japan	—	1,044,560	—	1,044,560
Netherlands	—	439,107	—	439,107
New Zealand	—	5,088	—	5,088
Norway	—	34,121	—	34,121
Singapore	—	23,260	—	23,260
Spain	—	48,961	—	48,961
Sweden	—	54,614	—	54,614
Switzerland	—	328,500	—	328,500
United Kingdom	—	491,695	—	491,695
United States	11,399,205	91,417	—	11,490,622
Money Market Funds	450,047	—	—	450,047
Total Investments in Securities	12,486,875	4,241,155	—	16,728,030
Other Investments - Assets*
Futures Contracts	223	—	—	223
Total Investments	$12,487,098	$4,241,155	$—	$16,728,253

*	Unrealized appreciation.
Invesco MSCI World SRI Index Fund